Financial instruments - Movements In Forward Contracts (Details) - USD ($) shares in Millions, $ in Millions		12 Months Ended
	Apr. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized loss on forward contracts		$ (27.4)	$ (45.1)	$ (65.2)
Realized loss/(gain) on forward contracts		26.6	29.2	14.2
Proceeds from sale of other investments		3.0
Gain on sale of other investments		1.5
Forward Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Opening balance		(64.3)	(35.1)	4.4
Unrealized loss on forward contracts		(26.6)	(29.2)	(14.2)
Realized loss/(gain) on forward contracts		90.9	0.0	(25.3)
Unrealized loss		$ 0.0	$ (64.3)	$ (35.1)
Settlement of forward contract, number of shares obtained (in shares)	4.2
Payment for settlement of forward contract, cash component	$ 92.5
Payment for settlement of forward contract, restricted cash component	$ 91.2